Expense Example - Innovator Equity Dual Directional 10 Buffer ETF - April - Innovator Equity Dual Directional 10 Buffer ETF - April	Apr. 01, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	$ 252